UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [x];  Amendment Number: 1


     This Amendment (Check only one):    [x] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report: Royal Bank of Canada Europe Limited


Name:

Royal Bank of Canada Europe Limited
71 Queen Victoria Street
London EC4V 4DE
United Kingdom

Form 13F File Number: 028-11619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mr. Charles McManus
Title:  Chief Financial Officer
Phone:  44 020 7653 4821


Signature, Place, and Date of Signing:


     /s/ Mr. C. McManus         London, United Kingdom           April 11,2007
----------------------------    ---------------------------    -----------------
        [Signature]                    [City, State]                 [Date]


Report Type 13F Holdings Report

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


     Form 13F File Number                 Name

     28-  -----------------------------   ------------------------------


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
                                        ---------------------

Form 13F Information Table Entry Total:          37
                                        ---------------------

Form 13F Information Table Value Total: US $ 176,560   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     1.     Royal Bank of Canada, Form 13f file number 028-11396

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ABITIBI-CONSOLIDATED INC       COM              003924107      573  222200 SH       DEFINED 1         222200      0    0
AGRIUM INC                     COM              008916108      293    9300 SH       DEFINED 1           9300      0    0
ALCAN INC                      COM              013716105    12081  246600 SH       DEFINED 1         246600      0    0
BANK MONTREAL QUE              COM              063671101     2119   35600 SH       DEFINED 1          35600      0    0
BANK NOVA SCOTIA HALIFAX       COM              064149107    42699  949870 SH       DEFINED 1         949870      0    0
BCE INC                        COM NEW          05534B760     8414  310572 SH       DEFINED 1         310572      0    0
BEMA GOLD CORP                 COM              08135F107       34    6562 SH       DEFINED 1           6562      0    0
CAMECO CORP                    COM              13321L108     1010   24800 SH       DEFINED 1          24800      0    0
CDN IMPERIAL BK OF COMMERCE    COM              136069101     6051   71340 SH       DEFINED 1          71340      0    0
CANADIAN NATL RY CO            COM              136375102     1909   44200 SH       DEFINED 1          44200      0    0
CANADIAN PAC RY LTD            COM              13645T100      646   12200 SH       DEFINED 1          12200      0    0
COTT CORP QUE                  COM              22163N106       73    5100 SH       DEFINED 1           5100      0    0
DOMTAR INC                     COM              257561100      142   16700 SH       DEFINED 1          16700      0    0
ENBRIDGE INC                   COM              29250N105      869   25000 SH       DEFINED 1          25000      0    0
IMPERIAL OIL LTD               COM NEW          453038408     1215   32800 SH       DEFINED 1          32800      0    0
IPSCO INC                      COM              462622101      321    3400 SH       DEFINED 1           3400      0    0
KINROSS GOLD CORP              COM NO PAR       496902404      309   25900 SH       DEFINED 1          25900      0    0
MANULIFE FINL CORP             COM              56501R106     7569  222940 SH       DEFINED 1         222940      0    0
MDS INC                        COM              55269P302      187   10200 SH       DEFINED 1          10200      0    0
NEXEN INC                      COM              65334H102     1041   18800 SH       DEFINED 1          18800      0    0
NORTEL NETWORKS CORP NEW       COM NEW          656568508      842   31200 SH       DEFINED 1          31200      0    0
NOVA CHEMICALS CORP            COM              66977W109      168    6000 SH       DEFINED 1           6000      0    0
NOVELIS INC                    COM              67000X106      152    5400 SH       DEFINED 1           5400      0    0
PETRO-CDA                      COM              71644E102     1570   38100 SH       DEFINED 1          38100      0    0
RESEARCH IN MOTION LTD         COM              760975102     1684   13100 SH       DEFINED 1          13100      0    0
ROGERS COMMUNICATIONS INC      CL B             775109200      545   18200 SH       DEFINED 1          18200      0    0
ROYAL BK CDA MONTREAL QUE      COM              780087102     4434   92600 SH       DEFINED 1          92600      0    0
SAP AKTIENGESELLSCHAFT         SPONSORED ADR    803054204    66375 1250000 SH       DEFINED 1        1250000      0    0
SHAW COMMUNICATIONS INC        CL B CONV        82028K200      462   14500 SH       DEFINED 1          14500      0    0
SUN LIFE FINL INC              COM              866796105     1813   42600 SH       DEFINED 1          42600      0    0
SUNCOR ENERGY INC              COM              867229106     2606   32900 SH       DEFINED 1          32900      0    0
TALISMAN ENERGY INC            COM              87425E103     1490   87200 SH       DEFINED 1          87200      0    0
TECK COMINCO LTD               CL B             878742204     1153   15200 SH       DEFINED 1          15200      0    0
THOMSON CORP                   COM              884903105      605   14500 SH       DEFINED 1          14500      0    0
TORONTO DOMINION BK ONT        COM NEW          891160509     3218   53500 SH       DEFINED 1          53500      0    0
TRANSALTA CORP                 COM              89346D107      319   13900 SH       DEFINED 1          13900      0    0
TRANSCANADA CORP               COM              89353D107     1569   44780 SH       DEFINED 1          44780      0    0